BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 Second Quarter Acquisition (Details) EquityInstruments in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 25, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($) EquityInstruments item	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Acquisition-date fair value of total consideration transferred
Purchase price			$ 2,849		$ 812
Reduction in long term debt				$ 14,934
Herbal Remedies Agreement
Acquisition-date fair value of total consideration transferred
Cash	$ 3,002
Debt Payable	14,220
Shares Issued	$ 1,870
Shares Issued, shares	353
Total	$ 19,092
Purchase price	19,092
LIABILITIES ASSUMED
Licensed retail | item			2
Promissory note payable | Herbal Remedies Agreement
Acquisition-date fair value of total consideration transferred
Reduction in long term debt	14,220
Exchangeable Shares | Herbal Remedies Agreement
Acquisition-date fair value of total consideration transferred
Shares Issued	$ 1,870
Shares Issued, shares	353
Percentage of discount rate attributed to the contractual restrictions	16.55%
Exchangeable Shares | Minimum | Herbal Remedies Agreement
Acquisition-date fair value of total consideration transferred
Lock-up provision	6 months
Exchangeable Shares | Maximum | Herbal Remedies Agreement
Acquisition-date fair value of total consideration transferred
Lock-up provision	12 months
Herbal Remedies business combination
Acquisition-date fair value of total consideration transferred
Gain Loss On Change In Fair Value Of Purchase Consideration		$ 1,780
ASSETS ACQUIRED
Cash	$ 637
Inventory	1,480
Prepaid expenses and other assets	256
Intangible assets - licenses/permits	15,700
Right-of-use assets - operating	700
Property, plant and equipment	122
Total assets acquired at fair value	18,895
LIABILITIES ASSUMED
Trade payables	215
Accrued liabilities	68
Lease liabilities - operating	700
Total liabilities assumed at fair value	983
Goodwill	1,180
Consideration transferred	$ 19,092
Useful life	15 years
Herbal Remedies business combination | Exchangeable Shares
Acquisition-date fair value of total consideration transferred
Shares Issued, shares | EquityInstruments			353